6. SHAREHOLDERS EQUITY (DEFICIT) (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Shareholders Equity Deficit Details Narrative
Stock Based Compensation earned by Mr. Alvaro Valencia, CEO and Director, Amount	$ 26,000	$ 133,833	$ 692,500
Stock Based Compensation earned by Mr. Alvaro Valencia, CEO and Director, Shares	250,000	1,000,000	1,000,000
Stock payable owed to CEO under the Independent Consultant Agreement	166,667	166,667